SCHEDULE OF COMPONENTS OF DISPOSITION (Details) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 21, 2023		Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate cash payment agreed to pay	$ (229,000)
Common shares issued to H&J Seller	(1,357,043)	[1]			$ 1,357,043			$ 1,357,043
Common shares issued to H&J Seller	(1,586,043)
Cash and cash equivalents	18,192
Accounts receivable, net	55,782
Prepaid expenses and other current assets	25,115
Goodwill	1,130,311
Intangible assets, net	1,246,915
Deposits	4,416
Accounts payable	(40,028)
Accrued expenses and other liabilities	(734,068)
Deferred revenue	(18,347)
Due to related parties	(1,008)
Contingent consideration	(1,400,000)
Loan payable	(219,894)
Note payable - related party	(129,489)
Total carrying amount of assets and liabilities	(62,103)
Loss on disposition of business	$ (1,523,940)						$ (1,523,940)	(1,523,940)
Net revenues			$ 2,440,801	$ 3,257,332		9,413,457	12,127,135	14,916,422	10,333,558
Cost of net revenues			1,319,214	1,554,044		5,012,457	6,094,532	8,372,642	6,789,314
Gross profit			1,121,587	1,703,288		4,401,000	6,032,603	6,543,780	3,544,244
General and administrative			2,429,040	3,735,527		6,347,460	12,115,590	14,299,389	14,067,681
Sales and marketing			655,833	1,151,377		1,979,173	3,188,054	4,035,835	4,018,985
Total operating expenses			3,865,752	5,125,450		9,672,045	5,356,114	8,639,092	24,765,633
Loss from operations			(2,744,165)	(3,422,162)		(5,271,045)	676,489	(2,095,312)	(21,221,389)
Total other income (expense), net			(54,515)	(57,752)		22,765	(734,501)	(704,166)	3,068,080
Income tax benefit (provision)								368,034
Net loss from discontinued operations							$ (1,562,503)	$ (1,562,503)	$ (10,928,643)
Weighted Average Number of Shares Outstanding, Diluted			43,436	7,470		41,225	5,674	8,488	617
Earnings Per Share, Diluted			$ (81.53)	$ (727.71)		$ (187.64)	$ (875.21)
Harper and Jones Llc Business Acquisition [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues								$ 1,405,482	$ 3,637,620
Cost of net revenues								565,621	1,241,594
Gross profit								839,861	2,396,026
General and administrative								520,582	1,731,299
Sales and marketing								346,167	931,650
Total operating expenses								866,749	2,662,949
Loss from operations								(26,889)	(266,922)
Interest expense								(11,675)	(52,927)
Loss on disposition of business								(1,523,940)
Total other income (expense), net								(1,535,615)	(52,927)
Income tax benefit (provision)
Net loss from discontinued operations								$ (1,562,503)	$ (319,849)
Weighted Average Number of Shares Outstanding, Diluted								8,488	617
Earnings Per Share, Diluted								$ (184.08)	$ (518.36)

[1]	Represents the fair value of 39,052 shares of common stock issued to D. Jones.